Noncontrolling Interests (Tables)	12 Months Ended
Sep. 30, 2016
Stockholders' Equity Attributable to Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The following is a summary of the changes in redeemable noncontrolling interest for the year ended 30 September 2015:

Balance at 30 September 2014	$287.2
Net income	11.5
Dividends	(2.0)
Purchase of noncontrolling interest	(277.9)
Currency translation adjustment	(18.8)
Balance at 30 September 2015	$—